Goodwill and Other Intangible Assets	12 Months Ended
Dec. 31, 2016
Goodwill and Other Intangible Assets
Goodwill and Other Intangible Assets

(6) Goodwill and Other Intangible Assets

The majority of the Company’s identified intangibles are in the form of amortizable core deposit premium.  A small portion of the fully amortized identified intangibles represent identified intangibles in the acquisition of the rights to the insurance agency contracts of InsCorp, Inc., acquired in 2008. Information on the Company’s identified intangible assets follows:

	Carrying	Accumulated
	Amount	Amortization	Net
	(Dollars in Thousands)
December 31, 2016:
Core deposit premium	$58,675	$58,650	$25
Identified intangible (contract rights)	2,022	2,022	—
Total identified intangibles	$60,697	$60,672	$25
December 31, 2015:
Core deposit premium	$58,675	$58,522	$153
Identified intangible (contract rights)	2,022	2,022	—
Total identified intangibles	$60,697	$60,544	$153

Amortization expense of intangible assets for the years ended December 31, 2016, 2015 and 2014, was $128,000,  $644,000 and $2,389,000, respectively. Estimated amortization expense for each of the five succeeding fiscal years, and thereafter, is as follows:

Fiscal year ending December 31:

Total
(in thousands)
2017	25
2018	—
2019	—
2020	—
2021	—
Thereafter
Total	$25

There were no changes in the carrying amount of goodwill for the years ended December 31, 2016 and 2015.